UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21422
                                                     ---------
                   Lotsoff Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312) 368-1442
                                                           --------------
                      Date of fiscal year end: September 30
                                               ------------
                   Date of reporting period: December 31, 2005
                                             -----------------

Item 1.  Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value
            COMMON STOCK                            99.70%

            ADVERTISING                              0.15%
     5,200  Ventiv Health, Inc.*                                $122,824
                                                             -----------

            AEROSPACE/DEFENSE                        1.26%
    10,420  The Allied Defense Group, Inc.*                      237,263
       400  HEICO Corp.                                           10,352
     5,500  HEICO Corp., Class A                                 112,860
    27,500  Herley Industries, Inc.*                             454,025
    17,750  Innovative Solutions & Support, Inc.*                226,845
                                                             -----------
                                                               1,041,345
                                                             -----------

            AIRLINES                                 0.44%
    19,500  MAIR Holdings, Inc.*                                  91,845
    18,800  Mesa Air Group, Inc.*                                196,648
    11,500  Pinnacle Airlines Corp.*                              76,705
                                                             -----------
                                                                 365,198
                                                             -----------

            APPAREL                                  1.73%
     5,400  Ashworth, Inc.*                                       45,630
     7,200  Deckers Outdoor Corp.*                               198,864
    28,600  DHB Industries, Inc.*                                127,842
    18,700  Hartmarx Corp.*                                      146,047
     5,500  Lakeland Industries, Inc.*                           103,345
    15,700  Perry Ellis International, Inc.*                     298,300
    15,100  Rocky Shoes & Boots, Inc.*                           367,836
    48,000  Unifi, Inc.*                                         145,920
                                                             -----------
                                                               1,433,784
                                                             -----------

            AUTO PARTS & EQUIPMENT                   1.23%
     2,700  Commercial Vehicle Group, Inc.*                       50,706
    15,600  Noble International Ltd.                             325,104
     8,900  R&B, Inc.*                                            84,372
    14,700  Spartan Motors, Inc.                                 151,263
     2,700  Strattec Security Corp.*                             109,134
    17,500  Titan International, Inc.                            301,875
                                                             -----------
                                                               1,022,454
                                                             -----------

            BANKS                                    5.81%
     3,600  C&F Financial Corp.                                  134,640
     3,100  Center Financial Corp.*                               77,996
     2,300  City Bank                                             81,811
     7,810  Columbia Bancorp                                     172,445
     4,600  Community Bancorp, Inc.                              163,300
    21,100  EuroBancshares, Inc.*                                298,987
     6,996  First Mariner Bancorp, Inc.*                         122,430
     7,849  First Mutual Bancshares, Inc.                        203,603
     4,300  Heritage Commerce Corp.*                              92,450
    27,900  Intervest Bancshares Corp.*                          690,525
     1,055  Macatawa Bank Corp.                                   38,381
    13,000  MidWestOne Financial Group, Inc.                     233,415
     8,400  Northrim BanCorp, Inc.                               196,980
     4,200  Oak Hill Financial, Inc.                             139,524
     6,300  Oriental Financial Group, Inc.                        77,868
     2,300  Peoples Bancorp of North Carolina, Inc.               51,853
       200  Peoples Financial Corp.                                3,370

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value

            BANKS (CONTINUED)
     4,675  Republic Bancorp, Inc.                              $100,279
    42,544  Republic First Bancorp, Inc.*                        559,453
    12,200  R&G Financial Corp.                                  161,040
    18,600  Southwest Bancorp, Inc.                              372,000
     9,000  Taylor Capital Group, Inc.                           363,600
     2,327  United Security Bancshares                            70,974
     3,156  Virginia Commerce Bancorp, Inc.*                      91,808
     1,900  Washington Banking Co.                                34,656
    16,500  Wilshire Bancorp, Inc.                               283,635
                                                             -----------
                                                               4,817,023
                                                             -----------

            BEVERAGES                                0.17%
    14,600  National Beverage Corp.*                             142,642
                                                             -----------

            BIOTECHNOLOGY                            7.94%
    38,600  Arena Pharmaceuticals, Inc.*                         548,892
    96,300  Arqule, Inc.*                                        589,356
    35,400  Avigen, Inc.*                                        107,262
    23,400  BioCryst Pharmaceuticals, Inc.*                      391,950
    29,650  BioSphere Medical, Inc.*                             240,165
    57,400  Cell Genesys, Inc.*                                  340,382
     4,500  Coley Pharmaceutical Group, Inc.*                     68,220
    15,250  Corgentech, Inc.*                                    156,770
     3,800  Cotherix, Inc.*                                       40,356
   143,400  Curis, Inc.*                                         510,504
    21,000  Enzon Pharmaceuticals, Inc.*                         155,400
    69,700  Exact Sciences Corp.*                                154,037
    40,800  Gene Logic, Inc.*                                    136,680
    44,900  Genitope Corp.*                                      356,955
    13,400  Illumina, Inc.*                                      188,940
    24,600  Immunogen, Inc.*                                     126,198
    12,200  Lifecell Corp.*                                      232,654
   159,700  Praecis Pharmaceuticals, Inc.*                       640,397
    12,300  Regeneron Pharmaceuticals, Inc.*                     196,185
    22,900  Sangamo Biosciences, Inc.*                            92,287
   117,500  Savient Pharmaceuticals, Inc.*                       439,450
    76,100  Sirna Therapeutics, Inc.*                            230,583
    51,300  Sonus Pharmaceuticals, Inc.*                         258,039
    60,100  SuperGen, Inc.*                                      303,505
    18,700  Vical, Inc.*                                          78,540
                                                             -----------
                                                               6,583,707
                                                             -----------

            BUILDING MATERIALS                       0.50%
     5,200  Aaon, Inc.*                                           93,184
     7,400  Craftmade International, Inc.                        148,074
     1,500  International Aluminum Corp.                          60,375
    11,700  US Concrete, Inc.*                                   110,916
                                                             -----------
                                                                 412,549
                                                             -----------

            CHEMICALS                                1.00%
     8,250  Balchem Corp.                                        245,932
     3,600  NewMarket Corp.*                                      88,056
    12,800  Penford Corp.                                        156,160
     6,800  Quaker Chemical Corp.                                130,764
     2,600  Stepan Co.                                            69,914
    19,800  Wellman, Inc.                                        134,244
                                                             -----------
                                                                 825,070
                                                             -----------

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value



            COMMERCIAL SERVICES                      3.87%
     8,200  ACE Cash Express, Inc.*                             $191,470
     6,800  Albany Molecular Research, Inc.*                      82,620
     4,000  AMN Healthcare Services, Inc.*                        79,120
     4,300  Bankrate, Inc.*                                      126,936
    13,900  Barrett Business Services*                           347,361
    10,300  Cadmus Communications Corp.                          207,339
    13,500  Cornell Cos., Inc.*                                  186,570
    70,900  Discovery Partners International, Inc.*              187,885
     7,300  Electro Rent Corp.*                                  108,843
     3,100  Exponent, Inc.*                                       87,978
     5,625  Healthcare Services Group, Inc.                      116,494
    78,100  Hooper Holmes, Inc.                                  199,155
     4,500  ICT Group, Inc.*                                      76,275
     2,500  Multi-Color Corp.                                     69,375
    89,900  Newtek Business Services, Inc.*                      173,507
    13,100  Odyssey Marine Exploration, Inc.*                     46,374
    22,500  Rent-Way, Inc.*                                      143,775
    53,400  Rewards Network, Inc.*                               341,760
     2,100  SFBC International, Inc.*                             33,621
    11,500  SM&A*                                                 94,645
    15,100  Source Interlink Cos., Inc.*                         167,912
     3,500  Team, Inc.                                            73,885
     3,300  Volt Information Sciences, Inc.*                      62,766
                                                             -----------
                                                               3,205,666
                                                             -----------

            COMPUTERS                                4.12%
     6,400  Ansoft Corp.*                                        217,920
    10,800  Catapult Communications Corp.*                       159,732
     7,800  Dot Hill Systems Corp.*                               54,054
     7,100  Dynamics Research Corp.*                             109,695
    22,600  Echelon Corp.*                                       176,958
    38,800  InFocus Corp.*                                       155,588
    47,000  LivePerson, Inc.*                                    263,670
    18,000  Magma Design Automation, Inc.*                       151,380
    14,900  Neoware Systems, Inc.*                               347,170
    12,600  Ness Technologies, Inc.*                             135,702
    20,000  NetScout Systems, Inc.*                              109,000
    21,200  NYFIX, Inc.*                                          90,312
     7,600  PacificNet, Inc.*                                     51,452
     6,900  PAR Technology Corp.*                                191,544
     5,900  Pomeroy IT Solutions, Inc.*                           49,265
     4,600  Printronix, Inc.                                      70,656
     4,800  Radisys Corp.*                                        83,232
     5,500  Rimage Corp.*                                        159,390
     5,400  SI International, Inc.*                              165,078
    11,400  Sigma Designs, Inc.*                                 175,332
    25,300  SimpleTech, Inc.*                                     95,381
     5,000  Synaptics, Inc.*                                     123,600
    33,200  Synplicity, Inc.*                                    275,560
                                                             -----------
                                                               3,411,671
                                                             -----------

            COSMETICS/PERSONAL CARE                  0.28%
     7,500  Parlux Fragrances, Inc.*                             228,975
                                                             -----------

            DISTRIBUTION/WHOLESALE                   1.03%
     9,000  Handleman Co.                                        111,780
    26,700  Huttig Building Products, Inc.*                      224,280
    12,200  Navarre Corp.*                                        67,466
    22,900  Valley National Gases, Inc.                          448,840
                                                             -----------
                                                                 852,366
                                                             -----------

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value



            DIVERSIFIED FINANCIAL SERVICES           3.05%
    22,800  Asta Funding, Inc.                                  $623,352
    20,900  Encore Capital Group, Inc.*                          362,615
     2,400  Federal Agricultural Mortgage Corp.                   71,832
     4,900  Stifel Financial Corp.*                              184,191
    10,900  SWS Group, Inc.                                      228,246
    10,100  TradeStation Group, Inc.*                            125,038
    16,400  United PanAm Financial Corp.*                        424,268
    17,800  World Acceptance Corp.*                              507,300
                                                             -----------
                                                               2,526,842
                                                             -----------

            ELECTRICAL COMPONENTS & EQUIPMENT        0.40%
    27,000  C&D Technologies, Inc.                               205,740
     3,100  The Lamson & Sessions Co.*                            77,562
    15,600  Magnetek, Inc.*                                       50,700
                                                             -----------
                                                                 334,002
                                                             -----------


            ELECTRONICS                              3.37%
    17,200  California Micro Devices, Inc.*                      111,972
     5,900  Excel Technology, Inc.*                              140,302
     5,700  Fargo Electronics, Inc.*                             109,725
     2,400  Frequency Electronics, Inc.                           25,176
     3,400  II-VI, Inc.*                                          60,758
    23,300  Innovex, Inc.*                                        80,385
    23,600  International DisplayWorks, Inc.*                    140,184
    13,700  LeCroy Corp.*                                        209,473
    26,100  Meade Instruments Corp.*                              71,253
    36,000  Merix Corp.*                                         260,280
    10,500  Novatel, Inc.*                                       289,905
    22,500  NU Horizons Electronics Corp.*                       227,250
     7,400  OSI Systems, Inc.*                                   136,086
     3,300  Park Electrochemical Corp.                            85,734
     6,400  Planar Systems, Inc.*                                 53,568
    12,400  SBS Technologies, Inc.*                              124,868
    12,800  Sonic Solutions, Inc.*                               193,408
     9,100  SRS Labs Inc.*                                        59,878
     9,300  Stoneridge, Inc.*                                     61,566
     9,000  Sypris Solutions, Inc.                                89,820
     6,100  Technology Research Corp.                             25,925
    10,600  X-Rite, Inc.                                         106,000
     8,600  Zygo Corp.*                                          126,334
                                                             -----------
                                                               2,789,850
                                                             -----------

            ENGINEERING & CONSTRUCTION               0.80%
     6,800  Infrasource Services, Inc.*                           88,944
    10,241  KHD Humboldt Wedag International, Ltd.               226,838
    11,200  Michael Baker Corp.*                                 286,160
     1,500  VSE Corp.                                             63,144
                                                             -----------
                                                                 665,086
                                                             -----------

            ENTERTAINMENT                            1.89%
    12,000  Bluegreen Corp.*                                     189,600
     1,900  Carmike Cinemas, Inc.                                 48,184
    32,900  Century Casinos, Inc.*                               282,940
    13,500  Dover Downs Gaming & Entertainment, Inc.             191,025
    30,800  Image Entertainment, Inc.*                            98,560
    18,500  Mikohn Gaming Corp.*                                 182,595
     4,800  Nevada Gold & Casinos, Inc.*                          49,872
     6,400  Steinway Musical Instruments, Inc.*                  163,264
    59,800  Youbet.com, Inc.*                                    282,854
    39,200  Zomax, Inc.*                                          81,536
                                                             -----------
                                                               1,570,430
                                                             -----------

            ENVIRONMENTAL CONTROL                    0.69%
     9,200  Fuel-Tech N.V*                                        83,260
    33,900  TRC Cos., Inc.*                                      371,205
     9,500  Waste Industries USA, Inc.                           122,360
                                                             -----------
                                                                 576,825
                                                             -----------

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value



            FOOD                                     1.27%
    23,700  John B. Sanfilippo & Son, Inc.*                     $306,441
    29,900  MGP Ingredients, Inc.                                352,820
     6,300  Nash Finch Co.                                       160,524
    18,400  Poore Brothers, Inc.*                                 51,888
     7,900  Spartan Stores, Inc.*                                 82,318
    13,700  Tasty Baking Co.                                     102,750
                                                             -----------
                                                               1,056,741
                                                             -----------

            FOREST PRODUCTS & PAPER                  0.48%
    14,500  Buckeye Technologies, Inc.*                          116,725
    10,300  Caraustar Industries, Inc.*                           89,507
    13,100  Pope & Talbot, Inc.                                  109,123
     3,500  Schweitzer-Mauduit International, Inc.                86,730
                                                             -----------
                                                                 402,085
                                                             -----------

            GAS                                      0.24%
     2,200  Cascade Natural Gas Corp.                             42,922
       700  Chesapeake Utilities Corp.                            21,560
     3,100  Delta Natural Gas Co., Inc.                           78,120
     2,200  EnergySouth, Inc.                                     58,916
                                                             -----------
                                                                 201,518
                                                             -----------

            HEALTHCARE-PRODUCTS                      4.28%
    11,400  Candela Corp.*                                       164,616
    13,200  Cantel Medical Corp.*                                236,808
    11,423  Cardiac Science Corp.*                               103,378
    41,200  Cardiodynamics International Corp.*                   49,852
     3,000  Cutera, Inc.*                                         79,080
     9,100  Encore Medical Corp.*                                 45,045
    44,900  Endologix, Inc.*                                     309,810
    15,100  Exactech, Inc.*                                      172,744
    33,100  HealthTronics, Inc.*                                 253,215
     4,500  Kensey Nash Corp.*                                    99,135
     4,100  Lifecore Biomedical, Inc.*                            66,543
    22,000  Medical Action Industries, Inc.*                     449,680
    19,600  Merge Technologies, Inc.*                            490,784
     7,050  Meridian Bioscience, Inc.                            141,987
    23,400  Micro Therapeutics, Inc.*                            162,162
     4,600  Palomar Medical Technologies, Inc.*                  161,184
    33,000  ReGen Biologics, Inc.*                                30,030
     6,300  Somanetics Corp.*                                    201,600
     5,100  SurModics, Inc.*                                     188,649
     1,601  Vital Signs, Inc.                                     68,555
     3,000  Zoll Medical Corp.*                                   75,570
                                                             -----------
                                                               3,550,427
                                                             -----------

            HEALTHCARE-SERVICES                      1.63%
     7,200  Air Methods Corp.*                                   124,560
    12,700  Alliance Imaging, Inc.*                               75,565
    36,100  Allied Healthcare International, Inc.*               221,654
     7,950  America Service Group, Inc.*                         126,087
     3,400  Horizon Health Corp.*                                 76,942
     6,535  National Dentex Corp.*                               147,299
    19,500  NovaMed, Inc.*                                       127,321
    55,500  OCA, Inc.*                                            22,200
     8,400  Odyssey HealthCare, Inc.*                            156,576
    36,600  PainCare Holdings, Inc.*                             119,316
     7,700  RehabCare Group, Inc.*                               155,540
                                                             -----------
                                                               1,353,060
                                                             -----------

            HOME BUILDERS                            0.65%
    20,400  Comstock Homebuilding Cos., Inc.*                    287,844
    13,600  Orleans Homebuilders, Inc.                           249,560
                                                             -----------
                                                                 537,404
                                                             -----------

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value



            HOME FURNISHINGS                         1.40%
    18,200  Applica, Inc.*                                       $28,756
    11,500  Chromcraft Revington, Inc.*                          150,650
    19,815  Emerson Radio Corp.*                                  60,634
    31,300  Fedders Corp.                                         53,836
     5,300  Flexsteel Industries, Inc.                            75,737
     7,400  Hooker Furniture Corp.                               126,910
     4,800  MITY Enterprises, Inc.*                               85,536
    16,700  Stanley Furniture Co., Inc.                          387,106
    11,300  Universal Electronics, Inc.*                         194,699
                                                             -----------
                                                               1,163,864
                                                             -----------

            HOUSEHOLD PRODUCTS/WARES                 0.32%
     6,800  Ennis, Inc.                                          123,556
     6,600  Water Pik Technologies, Inc.*                        141,702
                                                             -----------
                                                                 265,258
                                                             -----------

            INSURANCE                                5.38%
    15,500  Affirmative Insurance Holdings, Inc.                 226,145
    25,400  American Equity Investment Life Holding Co.          331,470
    18,300  American Safety Insurance Holdings Ltd.*             306,159
    37,900  Capital Title Group, Inc.                            209,587
    81,400  Ceres Group, Inc.*                                   420,838
    17,600  Direct General Corp.                                 297,440
    15,400  Donegal Group, Inc., Class A                         357,896
     4,400  Donegal Group, Inc., Class B                          93,500
    11,200  EMC Insurance Group, Inc.                            223,328
     4,600  FPIC Insurance Group, Inc.*                          159,620
     3,710  Investors Title Co.                                  156,525
     6,500  Life Partners Holdings, Inc.                          34,710
    91,300  Meadowbrook Insurance Group, Inc.*                   533,192
     3,905  National Atlantic Holdings Corp.*                     42,760
    13,000  Navigators Group, Inc.*                              566,930
     3,800  NYMAGIC, Inc.                                         94,202
    22,100  Procentury Corp.                                     237,575
     2,500  Safety Insurance Group, Inc.                         100,925
     4,000  SeaBright Insurance Holdings, Inc.*                   66,520
                                                             -----------
                                                               4,459,322
                                                             -----------

            INTERNET                                 4.18%
    58,600  @Road, Inc.*                                         306,478
    41,600  24/7 Real Media, Inc.*                               305,344
    32,600  ActivCard Corp.*                                     113,774
       500  Aladdin Knowledge Systems, Inc.*                       8,610
    15,100  answerthink, Inc.*                                    64,175
     9,500  Aptimus, Inc.*                                        75,145
     6,300  Captiva Software Corp.*                              140,175
    44,400  Centillium Communications, Inc.*                     155,400
     6,700  Click Commerce, Inc.*                                140,834
    11,100  Cryptologic, Inc.                                    217,449
     5,600  eCollege.com, Inc.*                                  100,968
    12,900  ePlus, Inc.*                                         178,433
     4,000  FTD Group, Inc.*                                      41,560
    13,800  Interland, Inc.*                                      61,134
    17,400  Lionbridge Technologies, Inc.*                       122,148
    16,600  Napster, Inc.*                                        58,432
    21,500  PC-Tel, Inc.*                                        188,340
    36,800  Portal Software, Inc.*                                84,640
     4,000  Provide Commerce, Inc.*                              132,440
    13,800  Secure Computing Corp.*                              169,188
    10,600  SumTotal Systems, Inc.*                               47,700

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value



            INTERNET (CONTINUED)
    20,200  TeleCommunication Systems, Inc.*                     $44,440
     8,700  Trizetto Group, Inc.*                                147,813
    39,300  Tumbleweed Communications Corp.*                     121,044
    20,900  Varsity Group, Inc.*                                  88,825
    13,800  Vasco Data Security International*                   136,068
    11,600  WebSideStory, Inc.*                                  210,308
                                                             -----------
                                                               3,460,865
                                                             -----------

            INVESTMENT COMPANIES                     0.56%
    24,800  Medallion Financial Corp.                            279,248
     7,200  Patriot Capital Funding, Inc.                         87,840
     6,399  Technology Investment Capital Corp.                   96,625
                                                             -----------
                                                                 463,713
                                                             -----------

            IRON/STEEL                               1.09%
    13,700  Material Sciences Corp.*                             193,170
    11,100  Olympic Steel, Inc.*                                 275,835
     4,200  Ryerson Tull, Inc.*                                  102,144
     5,700  Shiloh Industries, Inc.*                              75,582
     6,600  Steel Technologies, Inc.                             184,734
     5,000  Universal Stainless & Alloy*                          75,000
                                                             -----------
                                                                 906,465
                                                             -----------

            LEISURE TIME                             0.41%
     6,900  Ambassadors International, Inc.                      106,950
    12,900  Multimedia Games, Inc.*                              119,325
    10,100  Navigant International, Inc.*                        109,585
                                                             -----------
                                                                 335,860
                                                             -----------

            LODGING                                  0.60%
    34,600  Interstate Hotels & Resorts, Inc.*                   151,202
    51,300  Jameson Inns, Inc.*                                  110,295
    12,400  MTR Gaming Group, Inc.*                              129,084
    10,500  The Sands Regent                                     106,890
                                                             -----------
                                                                 497,471
                                                             -----------

            MACHINERY-DIVERSIFIED                    1.71%
    15,300  Alamo Group, Inc.                                    313,650
    19,200  Gehl Co.*                                            504,000
     6,900  Hurco Cos, Inc.                                      212,658
    13,700  Intevac, Inc.*                                       180,840
     6,200  Key Technology, Inc.*                                 79,608
       900  Middleby Corp.*                                       77,850
     1,100  Twin Disc, Inc.                                       49,159
                                                             -----------
                                                               1,417,765
                                                             -----------

            MEDIA                                    0.48%
    32,700  Digital Generation Systems*                           17,658
    14,200  New Frontier Media, Inc.*                             92,726
     8,500  Regent Communications, Inc.*                          39,440
    10,200  Thomas Nelson, Inc.                                  251,430
                                                             -----------
                                                                 401,254
                                                             -----------

            METAL FABRICATE/HARDWARE                 1.42%
     3,100  AM Castle & Co.*                                      67,704
    10,100  Hawk Corp.*                                          148,167
    10,500  Ladish Co., Inc.*                                    234,675
    14,300  NN, Inc.                                             151,580
     9,300  Northwest Pipe Co.*                                  249,240
     1,700  NS Group, Inc.*                                       71,077
    10,400  Sun Hydraulics Corp.                                 201,032
    10,300  Wolverine Tube, Inc.*                                 52,118
                                                             -----------
                                                               1,175,593
                                                             -----------

            MINING                                   0.09%
    12,000  Regalito Copper Corp.*                                71,400
                                                             -----------

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value



            MISCELLANEOUS MANUFACTURING              0.53%
     1,600  Ameron International Corp.                           $72,928
    23,400  Lydall, Inc.*                                        190,710
    12,200  Park-Ohio Holdings Corp.*                            172,020
                                                             -----------
                                                                 435,658
                                                             -----------

            OIL & GAS                                2.28%
     3,000  Barnwell Industries, Inc.                             75,300
    23,900  Brigham Exploration Co.*                             283,454
     8,400  Carrizo Oil & Gas, Inc.*                             207,564
    11,900  Edge Petroleum Corp.*                                296,429
    31,300  The Exploration Co. of Delaware, Inc.*               202,198
     2,000  Giant Industries, Inc.*                              103,920
    16,200  Harvest Natural Resources, Inc.*                     143,856
    17,000  Meridian Resource Corp.*                              71,400
    53,400  Petroquest Energy, Inc.*                             442,152
     1,200  PrimeEnergy Corp.*                                    61,680
                                                             -----------
                                                               1,887,953
                                                             -----------

            OIL & GAS SERVICES                       1.86%
    23,600  CE Franklin Ltd.*                                    327,804
    12,300  Dawson Geophysical Co.*                              379,086
    18,100  Gulf Island Fabrication, Inc.                        440,011
     9,900  Mitcham Industries, Inc.*                            172,953
     4,400  NATCO Group, Inc.*                                    90,024
     5,000  Trico Marine Services, Inc.*                         130,000
                                                             -----------
                                                               1,539,878
                                                             -----------

            PHARMACEUTICALS                          4.67%
    21,500  Able Laboratories, Inc.*                               3,118
    52,900  Acusphere, Inc.*                                     282,486
    16,000  Allos Therapeutics, Inc.*                             34,400
    17,000  Anika Therapeutics, Inc.*                            198,730
    10,000  AP Pharma, Inc.*                                      15,300
   206,700  Aradigm Corp.*                                       150,891
    23,100  AVANIR Pharmaceuticals*                               79,464
     9,000  Bradley Pharmaceuticals, Inc.*                        85,500
    38,400  Collagenex Pharmaceuticals, Inc.*                    463,488
    41,000  Draxis Health, Inc.                                  177,530
    66,200  Genta, Inc.*                                          96,652
     4,600  Hi-Tech Pharmacal Co., Inc.*                         203,734
    15,700  Intrabiotics Pharmaceuticals, Inc.*                   56,677
    26,000  Ista Pharmaceuticals, Inc.*                          165,360
    19,500  Nabi Biopharmaceuticals*                              65,910
     5,100  National Medical Health Card Systems, Inc.*          138,720
    12,650  Neogen Corp.*                                        265,776
    13,000  Neurogen Corp.*                                       85,670
     4,300  Noven Pharmaceuticals, Inc.*                          65,059
     5,800  Penwest Pharmaceuticals Co.*                         113,216
    17,700  PetMed Express, Inc.*                                250,809
     8,900  Reliv International, Inc.                            117,302
    12,500  Tanox, Inc.*                                         204,625
   274,300  Titan Pharmaceuticals, Inc.*                         392,249
     7,000  Trimeris, Inc.*                                       80,430
    13,500  ViaCell, Inc.*                                        75,870
                                                             -----------
                                                               3,868,966
                                                             -----------

            REAL ESTATE MANAGEMENT                   0.13%
     8,300  Housevalues, Inc.*                                   108,149
                                                             -----------

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value



            REAL ESTATE INVESTMENT TRUST             0.50%
    23,700  Aames Investment Corp.                              $153,102
    18,400  HomeBanc Corp.                                       137,632
    19,000  New York Mortgage Trust, Inc.                        125,780
                                                             -----------
                                                                 416,514
                                                             -----------

            RETAIL                                   4.13%
    16,900  America's Car-Mart, Inc.*                            279,188
     4,600  Benihana, Inc.*                                      105,984
    11,800  Books-A-Million, Inc.                                114,342
    15,300  Champps Entertainment, Inc.*                          98,838
     5,500  Checkers Drive-In Restaurant, Inc.*                   83,380
    46,500  EZCORP, Inc., Class A*                               710,520
    25,550  First Cash Financial Services, Inc.*                 745,038
     7,400  GTSI Corp.*                                           51,800
     8,000  Hastings Entertainment, Inc.*                         43,840
     8,200  Movado Group, Inc.                                   150,060
    23,500  Movie Gallery, Inc.                                  131,835
    13,100  PC Connection, Inc.*                                  70,478
     6,500  Rex Stores Corp.*                                     97,760
     8,700  Rubio's Restaurants, Inc.*                            81,780
     5,000  Smart & Final, Inc.*                                  64,400
    17,300  The Sportsman's Guide, Inc.*                         412,605
    50,500  Wilsons The Leather Experts*                         183,315
                                                             -----------
                                                               3,425,163
                                                             -----------

            SAVINGS & LOANS                          4.42%
     5,300  Beverly Hills Bancorp, Inc.                           54,961
    63,332  BFC Financial Corp.*                                 349,593
     6,200  ESB Financial Corp.                                   69,564
    14,885  FirstBank NW Corp.                                   474,980
     5,200  Flushing Financial Corp.                              80,964
    31,100  Franklin Bank Corp.*                                 559,489
     9,440  HF Financial Corp.                                   179,124
    10,200  HMN Financial, Inc.                                  300,900
    10,600  ITLA Capital Corp.*                                  517,810
    10,700  NASB Financial, Inc.                                 421,152
     8,000  Partners Trust Financial Group, Inc.                  96,400
    21,100  Provident Financial Holdings, Inc.                   554,930
       165  Timberland Bancorp, Inc.                               3,871
                                                             -----------
                                                               3,663,738
                                                             -----------

            SEMICONDUCTORS                           3.77%
     3,400  ADE Corp.*                                            81,804
    48,400  Anadigics, Inc.*                                     290,400
    18,100  Cascade Microtech, Inc.*                             228,060
    21,500  Catalyst Semiconductor, Inc.*                        104,275
     4,200  Cohu, Inc.                                            96,054
     3,350  Diodes, Inc.*                                        104,017
    16,900  Emcore Corp.*                                        125,398
    33,200  Hifn, Inc.*                                          186,020
     4,300  Icos Vision Systems N.V.*                            148,178
    11,600  Integrated Silicon Solutions, Inc.*                   74,704
     7,100  Intest Corp.*                                         23,551
    31,700  LTX Corp.*                                           142,650
    10,700  Microtune, Inc.*                                      44,619
    14,800  Monolithic Power Systems, Inc.*                      221,852


See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value


            SEMICONDUCTORS (CONTINUED)
    10,700  Monolithic System Technology, Inc.*                  $58,850
     6,700  Nanometrics, Inc.*                                    73,766
     6,500  Netlogic Microsystems, Inc.*                         177,060
    29,700  Pixelworks, Inc.*                                    150,876
     3,300  Portalplayer, Inc.*                                   93,456
    21,500  Rudolph Technologies, Inc.*                          276,920
    16,200  Staktek Holdings, Inc.*                              120,528
    24,000  Therma-Wave, Inc.*                                    34,320
    16,200  Virage Logic Corp.*                                  160,056
    20,900  White Electronic Designs Corp.*                      106,799
                                                             -----------
                                                               3,124,213
                                                             -----------

            SHIPBUILDING                             0.19%
     6,000  Todd Shipyards Corp.                                 156,000
                                                             -----------

            SOFTWARE                                 4.04%
    85,500  Actuate Corp.*                                       268,470
    16,800  Applix, Inc.*                                        122,640
    19,900  Bottomline Technologies, Inc.*                       219,298
    48,000  CallWave, Inc.*                                      239,520
     9,300  Captaris, Inc.*                                       34,317
    13,300  Concur Technologies, Inc.*                           171,437
    70,300  Concurrent Computer Corp.*                           132,867
    13,900  Digi International, Inc.*                            145,811
    20,000  DocuCorp International, Inc.*                        127,400
    10,000  EPIQ Systems, Inc.*                                  185,400
    18,500  InPhonic, Inc.*                                      160,765
     5,000  Intervideo, Inc.*                                     52,750
     6,000  Mantech International Corp.*                         167,160
    12,700  MetaSolv, Inc.*                                       36,830
    24,900  Mind CTI Ltd.                                         65,238
    16,000  Moldflow Corp.*                                      223,040
    10,500  Omnicell, Inc.*                                      125,475
     7,900  PDF Solutions, Inc.*                                 128,375
    16,300  Phoenix Technologies Ltd.*                           102,038
    15,100  Radica Games Ltd.                                    134,843
     7,400  Schawk, Inc.                                         153,550
     6,300  Ultimate Software Group, Inc.*                       120,141
     8,500  Unica Corp.*                                         102,425
     6,400  Witness Systems, Inc.*                               125,888
                                                             -----------
                                                               3,345,678
                                                             -----------

            TELECOMMUNICATIONS                       4.32%
    18,700  Anaren, Inc.*                                        292,281
     4,600  Applied Signal Technology, Inc.                      104,420
    17,500  Avici Systems, Inc.*                                  68,425
    25,800  CalAmp Corp.*                                        270,642
    53,300  Carrier Access Corp.*                                263,302
    14,900  C-COR, Inc.*                                          72,414
    29,700  Channell Commercial Corp.*                           147,431
     1,900  Communications Systems, Inc.                          23,332
    12,200  CT Communications, Inc.                              148,108
    22,300  Ditech Communications Corp.*                         186,205
     3,600  EMS Technologies, Inc.*                               63,720
    20,400  Hypercom Corp.*                                      130,356
    34,900  Lightbridge, Inc.*                                   289,321
    24,200  Linktone Ltd.*                                       251,680

See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Number of
  Shares                                                        Value


            TELECOMMUNICATIONS (CONTINUED)
    30,700  Metro One Telecommunications, Inc.*                  $11,052
    45,000  Network Equipment Technologies, Inc.*                198,000
    39,600  Optical Communication Products, Inc.*                 91,476
     7,700  Radyne Corp.*                                        112,189
     8,800  Sierra Wireless, Inc.*                                97,680
    21,000  Sirenza Microdevices, Inc.*                           96,810
    22,400  Sunrise Telecom, Inc.                                 38,080
     3,500  Tessco Technologies, Inc.*                            57,890
    29,700  Tollgrade Communications, Inc.*                      324,621
    43,900  Westell Technologies, Inc.*                          197,550
     8,900  Wireless Facilities, Inc.*                            45,390
                                                             -----------
                                                               3,582,375
                                                             -----------

            TEXTILES                                 0.48%
     8,000  Culp, Inc.*                                           37,840
     3,000  Decorator Industries, Inc.                            24,150
     8,100  Dixie Group, Inc.*                                   111,618
    16,600  Quaker Fabric Corp.                                   35,690
     6,000  UniFirst Corp.                                       186,600
                                                             -----------
                                                                 395,898
                                                             -----------

            TRANSPORTATION                           2.46%
    13,200  Celadon Group, Inc.*                                 380,160
     4,300  Dynamex, Inc.*                                        81,958
     7,400  Frozen Food Express Industries*                       81,622
     3,700  Maritrans, Inc.                                       96,274
    15,750  Marten Transport Ltd.*                               286,965
     8,966  PAM Transportation Services, Inc.*                   159,505
     7,500  PHI, Inc.*                                           234,226
    12,900  Quality Distribution, Inc.*                          102,813
    14,300  SCS Transportation, Inc.*                            303,875
       200  Transport Corp. of America, Inc.*                      1,976
    15,900  Vitran Corp., Inc.*                                  313,230
                                                             -----------
                                                               2,042,604
                                                             -----------

           TOTAL COMMON STOCKS (Cost $76,806,489)             82,641,161
                                                             -----------

           EXCHANGE TRADED FUND                      0.30%
     3,700 iShares Russell 2000 Index Fund                       246,753

           TOTAL EXCHANGE TRADED FUND (COST $254,492)            246,753
                                                             -----------

           TOTAL INVESTMENTS (COST $77,060,981)    100.00%    82,887,914

           Liabilities less Other Assets             0.00%          (351)
                                                             -----------

           TOTAL NET ASSETS                        100.00%   $82,887,563
                                                            ============

           *Non-income producing security



See accompanying notes to schedule of investments.

                  LOTSOFF CAPITAL MANAGEMENT ACTIVE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)


                                                                         Principal
                                                                            Value        Value

 ASSET-BACKED SECURITIES                                 17.28%
           Asset Backed Securities Corp Home Equity
             5.915%, 11/15/2031                                           $334,384        $334,663
           AQ Finance NIM Trust
             5.193%, 6/25/2034                                             550,995         549,104
           Capital Auto Receivables Asset Trust
             4.20%, 1/15/2008                                            1,500,000       1,501,744
           CIT Equipment Collateral
            4.3194%, 1/20/2008                                           1,322,072       1,323,540
           MMCA Automobile Trust
             5.07%, 11/17/2008                                             288,276         288,463
           Nelnet Education Loan Funding, Inc.
             4.50%, 8/26/2030                                            1,500,000       1,500,968
           Residential Asset Mortgage Products, Inc.
             4.32125%, 6/25/2027                                         1,228,818       1,229,956
                                                                                    --------------
TOTAL ASSET-BACKED SECURITIES (Cost $6,726,283)                                          6,728,438
                                                                                    --------------

U.S. GOVERNMENT AGENCIES                                 17.73%

          Federal National Mortgage Association
              6.00%, 1/31/2006                                           4,550,000       4,592,656
              6.50%, 1/31/2006                                           2,250,000       2,308,361
                                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,885,877)                                         6,901,017
                                                                                    --------------

U.S. GOVERNMENT SECURITIES                               30.64%
          U.S. Treasury Note
             2.25%, 2/15/2007                                            1,200,000       1,171,735
             3.00%, 12/31/2006                                           1,200,000       1,183,453
             3.125%, 1/31/2007                                           1,200,000       1,183,595
             3.125%, 5/15/2007                                           1,200,000       1,179,610
             3.375%, 2/28/2007                                           1,200,000       1,185,751
             3.50%, 5/31/2007                                            1,200,000       1,185,282
             3.625%, 4/30/2007                                           1,200,000       1,187,813
             3.75%, 3/31/2007                                            1,200,000       1,190,156
             6.25%, 2/15/2007                                            1,200,000       1,223,439
             6.625%, 2/15/2007                                           1,200,000       1,235,251
                                                                                    --------------
TOTAL U.S. GOVERNMENT SECURITIES (Cost $11,918,376)                                     11,926,085
                                                                                    --------------

See accompanying notes to schedule of investments.

                  LOTSOFF CAPITAL MANAGEMENT ACTIVE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)


                                                                         Principal
                                                                            Value        Value

COMMERCIAL PAPER                                         15.33%
          Daimler Chrysler AG
             4.33%, 2/13/2006                                           $1,500,000      $1,491,937
          General Electric Co.
             4.13%, 2/13/2006                                            1,500,000       1,492,314
          Royal Dutch Shell plc
             4.12%, 2/13/2006                                            1,500,000       1,492,332
          Toyota Motor Corp LT
             4.15%, 2/13/2006                                            1,500,000       1,492,278
                                                                                    --------------
TOTAL COMMERCIAL PAPER (Cost $5,968,861)                                                 5,968,861
                                                                                    --------------
MONEY MARKET FUND                                        36.03%
           Federal Prime Obligations Fund
TOTAL MONEY MARKET FUND (Cost $14,025,353)                              14,025,353      14,025,353
                                                                                    --------------
TOTAL INVESTMENTS (Cost $45,524,750)                    117.01%                         45,549,754

Liabilities less Other Assets                           (17.01)%                        (6,622,180)
                                                                                    --------------
TOTAL NET ASSETS                                        100.00%                        $38,927,574
(equivalent to $10.00 per share; 20,000,000 shares of                               ==============
$1.00 par value capital shares authorized; 3,882,244
shares outstanding)

                                                                                           Unrealized
                                                                          Underlying       Appreciation/
SWAP CONTRACTS                                        Expiration Date     Notional Value   (Depreciation)
                                                    -------------------  ---------------- ----------------

   Total Return/Spread Swap with Lehman                  12/1/2015           6,000,000        (31,263)
   Brothers Special Financing, N.A., on Lehman
   Brothers 8.5 Year BBB CMBS Index. The Fund
   receives positive when spread tightens,
   pays negative when spread widens.

   Swap - Interest Rate with Citibank,N.A.,              12/1/2010           1,500,000            969
   the Fund pays 4.853% and receives 3 month LIBOR.



   Swap - Interest Rate with Citibank,N.A., the         12/21/2015           3,000,000         (7,751)
   Fund pays 4.966% and receives 3 month LIBOR.




See accompanying notes to schedule of investments.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                        NOTES TO SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)



1.       ORGANIZATION

Lotsoff Capital Management Investment Trust (formerly known as Lotsoff Capital Management Equity Trust, the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and Active Income Fund. The Micro Cap Fund commenced operations on November 7, 2003. The Active Income Fund commenced operations on November 8, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

     (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices on the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures approved by the Trust's Board of Trustees.

     (b) Swaps -- The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

          The Active Income Fund may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Active Income Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                    NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2005

          Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

          As of December 31, 2005, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

     (c) Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.   FEDERAL INCOME TAX INFORMATION

At December 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                                            Micro Cap                  Active
                                               Fund                 Income Fund

Cost of Investments                         $77,386,663             $45,524,750
                                            ===========             ===========
Gross Unrealized Appreciation               $13,641,917             $    27,582
Gross Unrealized Depreciation                (8,140,666)                 (2,578)
                                            -----------             -----------

Net Unrealized Depreciation
on Investments                              $ 5,501,251             $    25,004
                                            ===========             ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:    /s/ Seymour N. Lotsoff
       ------------------------------
       Seymour N. Lotsoff
       President

Date:  February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Seymour N. Lotsoff
       ------------------------------
       Seymour N. Lotsoff
       President

Date:  February 28, 2006

By:    /s/ Margaret M. Baer
       ------------------------------
       Margaret M. Baer
       Secretary and Treasurer

Date:  February 28, 2006